Going Concern	12 Months Ended
Dec. 31, 2023
Going Concern [Abstract]
GOING CONCERN

2 GOING CONCERN

For the year ended December 31, 2023, 2022 and 2021 the Group incurred a loss of USD 15,665,634, USD 61,221,032 and USD 18,050,307 respectively; and as at December 31, 2023 and 2022 the Group has accumulated losses of USD 138,948,686 and USD 123,135,335 respectively; and negative working capital (i.e. excess of current liabilities over current assets) of USD 17,197,058 and USD 16,604,967 respectively. In addition to the cash flows to be generated from the Group’s operations, the continuation of the Group’s operations is dependent primarily on the ability to raise funding, and accessibility and availability thereof. The Group’s management acknowledge that there is a risk that the quantum and timing of cash flows may not be achievable in line with the twelve months forecasts from the date of approval of the Group’s consolidated financial statements. A review of the strategic plan and budget, including expected developments in liquidity and capital was considered.

Based on management’s forecasts, the day-to-day operations and expenditure requirements are anticipated to be funded primarily by both cash generated through the ongoing operations and ability to access additional funding.

On November 21, 2023, Anghami entered into a transaction with Panther Media Group Limited (“OSN”) pursuant to which OSN agreed to subscribe ordinary shares of the Group in a private placement, and Anghami agreed to acquire from OSN the OSN+ platform. The transaction is anticipated to close in the second quarter of 2024, and includes a decreasing scheme of cash consideration, being the lowest amount the Group will receive USD 19,000,000.

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern which is contingent upon the Group’s ability to access additional funding. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.